Trade and other current receivables - Summary of Ageing of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 4,406	€ 4,221
Impairment provision for trade receivables	(179)	(198)
Trade receivables	4,227	4,023
Not overdue
Aging Of Current Trade Receivables [line items]
Trade receivables	3,807	3,522
Past due less than three months
Aging Of Current Trade Receivables [line items]
Trade receivables	382	401
Past due more than three months but less than six months
Aging Of Current Trade Receivables [line items]
Trade receivables	47	67
Past due more than six months but less than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	28	90
Past due more than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 142	€ 141